Vest U.S. Large Cap 10% Buffer Strategies VI Fund

Schedule of Investments

September 30, 2024 (unaudited)

		Number of	Notional	Exercise
	Description	Contracts	Amount	Price	Expiration Date	Value
103.01%	OPTIONS PURCHASED
101.09%	CALL
	S&P 500 MINI INDEX	8	461,000	0.01	01/15/2025	460,335
	S&P 500 MINI INDEX	8	461,000	0.01	04/16/2025	459,890
	S&P 500 MINI INDEX	9	518,625	0.01	05/21/2025	517,078
	S&P 500 MINI INDEX	9	518,625	0.01	06/18/2025	516,771
	S&P 500 MINI INDEX	9	518,625	0.01	07/16/2025	516,625
	S&P 500 MINI INDEX	9	518,625	0.01	08/20/2025	516,455
	S&P 500 MINI INDEX	7	403,375	0.01	09/17/2025	401,397
	S&P 500 MINI INDEX	7	403,375	0.01	10/16/2024	402,942
	S&P 500 MINI INDEX	7	403,375	0.01	11/20/2024	402,915
	S&P 500 MINI INDEX	8	461,000	0.01	12/18/2024	460,372
	S&P 500 MINI INDEX	8	461,000	0.01	02/19/2025	460,313
	S&P 500 MINI INDEX	8	461,000	0.01	03/19/2025	460,034
						5,575,127
1.92%	PUT
	S&P 500 MINI INDEX	9	518,625	558.83	07/16/2025	18,686
	S&P 500 MINI INDEX	7	403,375	561.83	09/17/2025	17,233
	S&P 500 MINI INDEX	8	461,000	473.92	01/15/2025	2,310
	S&P 500 MINI INDEX	8	461,000	502.22	04/16/2025	6,408
	S&P 500 MINI INDEX	9	518,625	530.82	05/21/2025	11,449
	S&P 500 MINI INDEX	9	518,625	548.7	06/18/2025	15,254
	S&P 500 MINI INDEX	9	518,625	562.09	08/20/2025	20,995
	S&P 500 MINI INDEX	7	403,375	431.46	10/16/2024	1
	S&P 500 MINI INDEX	7	403,375	450.29	11/20/2024	456
	S&P 500 MINI INDEX	8	461,000	469.84	12/18/2024	1,649
	S&P 500 MINI INDEX	8	461,000	498.18	02/19/2025	4,340
	S&P 500 MINI INDEX	8	461,000	522.46	03/19/2025	7,056
						105,838
103.01%	TOTAL OPTIONS PURCHASED					5,680,966

Vest U.S. Large Cap 10% Buffer Strategies VI Fund

Schedule of Investments

September 30, 2024 (unaudited)

				Shares		Value
1.78%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.800%(B)			98,222		$98,222
104.79%	TOTAL INVESTMENTS					5,779,188
(4.79%)	Liabilities in excess of other assets					(264,354)
100.00%	NET ASSETS					$5,514,834
	(A)Non-income producing

	(B)Effective 7 day yield as of September 30,2024
	SHORT INVESTMENTS
		Number of	Notional	Exercise
	Description	Contracts	Amount	Price	Expiration Date	Value
(4.66%)	OPTIONS WRITTEN
(3.67%)	CALL
	S&P 500 MINI INDEX	9	(518,625)	650.98	07/16/2025	(5,152)
	S&P 500 MINI INDEX	8	(461,000)	554.15	01/15/2025	(30,448)
	S&P 500 MINI INDEX	9	(518,625)	637.92	06/18/2025	(6,566)
	S&P 500 MINI INDEX	9	(518,625)	646.87	08/20/2025	(7,464)
	S&P 500 MINI INDEX	7	(403,375)	639.7	09/17/2025	(8,467)
	S&P 500 MINI INDEX	7	(403,375)	514.95	10/16/2024	(43,318)
	S&P 500 MINI INDEX	7	(403,375)	539.87	11/20/2024	(30,174)
	S&P 500 MINI INDEX	8	(461,000)	555.1	12/18/2024	(27,273)
	S&P 500 MINI INDEX	8	(461,000)	589.82	02/19/2025	(13,992)
	S&P 500 MINI INDEX	8	(461,000)	613.52	03/19/2025	(7,185)
	S&P 500 MINI INDEX	8	(461,000)	598.22	04/16/2025	(14,647)
	S&P 500 MINI INDEX	9	(518,625)	627.02	05/21/2025	(7,901)
						(202,588)

Vest U.S. Large Cap 10% Buffer Strategies VI Fund

Schedule of Investments

September 30, 2024 (unaudited)

		Number of	Notional	Exercise
	Description	Contracts	Amount	Price	Expiration Date	Value

(0.99%)	PUT
	S&P 500 MINI INDEX	9	(518,625)	502.95	07/16/2025 $	(9,705)
	S&P 500 MINI INDEX	7	(403,375)	505.65	09/17/2025	(9,296)
	S&P 500 MINI INDEX	8	(461,000)	426.53	01/15/2025	(1,004)
	S&P 500 MINI INDEX	8	(461,000)	451.99	04/16/2025	(3,204)
	S&P 500 MINI INDEX	9	(518,625)	477.74	05/21/2025	(5,851)
	S&P 500 MINI INDEX	9	(518,625)	493.83	06/18/2025	(7,939)
	S&P 500 MINI INDEX	9	(518,625)	505.88	08/20/2025	(10,949)
	S&P 500 MINI INDEX	7	(403,375)	388.31	10/16/2024	0
	S&P 500 MINI INDEX	7	(403,375)	405.26	11/20/2024	(104)
	S&P 500 MINI INDEX	8	(461,000)	422.85	12/18/2024	(677)
	S&P 500 MINI INDEX	8	(461,000)	448.36	02/19/2025	(2,033)
	S&P 500 MINI INDEX	8	(461,000)	470.21	03/19/2025	(3,495)
						(54,257)
-4.66%	TOTAL OPTIONS WRITTEN					(256,845)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
OPTIONS PURCHASED			$5,680,966		$5,680,966
MONEY MARKET FUND		$98,222			$98,222
TOTAL INVESTMENTS		$98,222	$5,680,966		$5,779,188

OPTIONS WRITTEN			(256,845)		(256,845)
SHORT INVESTMENTS			$(256,845)		$(256,845)

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,152,606, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$596,232
Gross unrealized depreciation	(226,494)
Net unrealized appreciation	$369,738